Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended			6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended								12 Months Ended
	Jan. 31, 2015 USD ($) shares	Mar. 02, 2015 shares	Feb. 20, 2014 USD ($) $ / shares shares	Feb. 13, 2013 USD ($) shares	Mar. 30, 2011 shares	Apr. 30, 2015 USD ($) shares	Apr. 24, 2015 USD ($) shares	Apr. 24, 2013 USD ($) shares	Jul. 15, 2015 USD ($) shares	Jun. 30, 2015 $ / shares shares	Aug. 13, 2015 shares	Jul. 31, 2015 USD ($) shares	Aug. 31, 2012 USD ($) shares	Oct. 02, 2015 USD ($) shares	Sep. 27, 2010 shares	Oct. 31, 2015 USD ($) shares	Oct. 27, 2015 $ / shares shares	Oct. 26, 2015 shares	Oct. 24, 2015 shares	Oct. 24, 2014 shares	Oct. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2012 USD ($) shares	Oct. 29, 2010 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Preferred Stock
Preferred stock shares authorized																								10,000,000	10,000,000
Preferred stock - par value | $ / shares																								$ 0.0001	$ 0.0001
Preferred stock shares issued																								4,000	4,540	4,540
Preferred stock shares outstanding																								4,000	4,540	4,540
Share Based Compensation
Stock based compensation | $																								$ 2,362	$ 5,254	$ 1,089
Common Stock
Common stock shares authorized																								250,000,000	250,000,000
Common stock - par value | $ / shares																								$ 0.0001	$ 0.0001
Amount paid upon redemption | $																								$ 5,500	$ 0	0
Share repurchase program, Authorized amount | $																								50,000
Acquisition of treasury stock, cost | $																								9,904
Proceeds from issuance of common stock | $																								$ 0	$ 54,289	$ 307,542
Common Stock
Shares redeemed																								150,000
Conversion of Stock, Shares issued		200,000				200,000				64,800	200,000						108,000	200,000
Share Based Compensation
Stock based compensation - restricted shares issued																										2,100,000
Common Stock
Issuance of common shares, number of shares																									14,950,000	94,097,529
Share price | $ / shares			$ 3.85
Acquisition of treasury stock, shares																								2,704,752
Proceeds from issuance of common stock | $			$ 57,556
Proceeds from issuance of common stock, net of agents' and offering costs | $			$ 54,289
Common Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares converted					7,676,000
Series A Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued																								3,000	3,000	3,000
Preferred stock shares outstanding																								3,000	3,000	3,000
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares															3,000
Series C Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued																								1,000	1,000	1,000
Preferred stock shares outstanding																								1,000	1,000	1,000
Series C Convertible Preferred Stock | Exchange Agreement, Navios Holdings
Conversion of Stock, Shares issued					1,000
Preferred Stock
Convertion ratio					7,676
Series B Convertible Preferred Stock
Conversion of Stock, Shares converted										162							378
Preferred Stock
Preferred stock - par value | $ / shares										$ 10							$ 10
Convertion ratio										0.04							0.02857
Preferred stock shares issued																							540		540	540
Preferred stock shares outstanding																									540	540
Redeemable Convertible Preferred Stock
Preferred stock - dividend rate percentage																							2.00%
Percentage of outstanding preferred stock mandatorily converted																							30.00%
Series B Convertible Preferred Stock | Minimum
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																							$ 25
Series B Convertible Preferred Stock | Maximum
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																							$ 35
Series D Convertible Preferred Stock
Shares redeemed	250					75						50				25								400
Conversion of Stock, Shares converted		200				200					200							200						800
Redeemable Convertible Preferred Stock
Convertible Preferred Stock, Stock issued durind period, Shares				300				300					300									300
Convertible Preferred Stock, Stock issued durind period, Value | $				$ 3,000				$ 3,000					$ 3,000									$ 3,000
Fair value of preferred stock | $				$ 3,000				$ 3,000					$ 3,000									$ 3,000		$ 0	$ 12,000
Amount paid upon redemption | $	$ 2,500					$ 750						$ 500				$ 250
Preferred stock - dividend rate percentage																								6.00%
Redemption price per share | $ / shares																								$ 10
Maximum number of shares to be redeemed																								250
Convertible preferred stock - terms of conversion																								The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Puttable Common Stock
Shares redeemed							25,000		50,000					75,000										150,000
Common Stock
Amount paid upon redemption | $							$ 250		$ 500					$ 750
Number of shares reclassified to puttable common stock		200,000				200,000					200,000							200,000						800,000
Preferred Stock
Conversion of Stock, Shares converted																								540
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																								$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock - Conversion price | $ / shares																								$ 7
Over allotment option | Common Stock
Common Stock
Issuance of common shares, number of shares			1,950,000
Agents' Costs
Common Stock
Stock issuance costs | $			$ 3,022
Offering Costs
Common Stock
Stock issuance costs | $			$ 247
Restricted Stock
Share Based Compensation
Stock based compensation - restricted shares issued																					2,100,000
Vesting period																					3 years
Vesting percentage per year																					33.33%
Restricted stock grant date fair value | $ / shares																					$ 3.99
Restricted stock grant date fair value, total amount | $																					$ 8,379
Vested during the period																			700,001	699,994
Restricted shares outstanding																								700,005	1,400,006
Compensation cost relating to service conditions of non-vested restricted stock | $																								$ 758
Restricted stock weighted average period of recognition																								9 months 26 days
Employee Stock Option
Share Based Compensation
Stock based compensation - shares issued																					1,500,000
Stock options - exercise price | $ / shares																					$ 3.91
Stock options - expiration term																					10 years
Option pricing model																					Adjusted Black-Scholes models
Stock options grant date fair value | $ / shares																					$ 0.79
Stock options fair value amount | $																					$ 1,188
Stock options outstanding																								500,000
Compensation cost relating to service conditions of non-vested stock options | $																								$ 107
Stock options weighted average period of recognition																								7 years 9 months 19 days